Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discounts obtained from suppliers	$ 346	$ 771	$ 1,343
Indemnities received	2,813	205	39
Fines charged to suppliers	199	358	73
Taxes recovered	47	26	12
Amounts recovered from insurance	154	5,636	2,182
Overestimate of provisions for third-party obligations	587	573	1,039
Overestimate of doubtful accounts	3	56	115
Sale of property, plant and equipment	1,278	657	8
Sale of materials, spare parts and supplies	0	30	1,358
Sale of scrap materials	0	1	0
Options on mining claims	2,607	2,577	2,261
Interest charged to direct customers	317	0	0
Easements, pipelines and roads	4,656	219	1,980
Non-conventional renewable energy	0	639	344
Reimbursement mining licenses and notary expenses	1,197	1,300	1,025
Miscellaneous services	4	0	405
Shares obtained in junior mining companies	2,263	421	0
Reversal of allowance for inventories	0	815	0
Other operating income	1,356	918	3,159
Total	$ 17,827	$ 15,202	$ 15,343